Construction In Process (Details) - Schedule of construction in process - USD ($)	Mar. 31, 2022	Mar. 31, 2021
Schedule of construction in process [Abstract]
Factory	$ 183,078	$ 175,614
Retail outlet	180,000	180,000
Construction in progress, total	$ 363,078	$ 355,614